INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

		Software,
		licenses and
		other	Projects
	Spectrum	intangible	under
	licenses	assets	development	Total
Cost

Balance as of December 31, 2017	$723.5	$874.4	$59.3	$1,657.2
Additions	—	97.7	92.5	190.2
Net change in additions financed with accounts payable	—	(3.8)	67.4	63.6
Reclassification to assets held for sale	—	(5.1)	—	(5.1)
Reclassification	—	53.4	(49.4)	4.0
Retirement, disposals and other	—	(12.6)	(9.0)	(21.6)
Balance as of December 31, 2018	723.5	1,004.0	160.8	1,888.3
Additions[1]	255.8	197.4	14.9	468.1
Net change in additions financed with accounts payable	—	(73.3)	60.7	(12.6)
Reclassification	—	80.8	(154.5)	(73.7)
Retirement, disposals and other	—	(9.7)	—	(9.7)
Balance as of December 31, 2019	$979.3	$1,199.2	$81.9	$2,260.4

1On April 10, 2019, the Corporation acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Quebec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

		Software,
		licenses and
		other	Projects
	Spectrum	intangible	under
	licenses	assets	development	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2017	$247.7	$501.5	$—	$749.2
Amortization	—	88.7	—	88.7
Reclassification to assets held for sale	—	(3.5)	—	(3.5)
Retirement, disposals and other	—	(5.7)	—	(5.7)
Balance as of December 31, 2018	247.7	581.0	—	828.7
Amortization	—	95.0	—	95.0
Balance as of December 31, 2019	$247.7	$676.0	$—	$923.7

Net carrying amount

As of December 31, 2018	$475.8	$423.0	$160.8	$1,059.6
As of December 31, 2019	$731.6	$523.2	$81.9	$1,336.7